Intangible assets - Disclosure of reconciliation of intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	€ 6,604	[1]	€ 6,607	[1]	€ 93
Intangible assets other than goodwill at end of period	6,606		6,604	[1]	6,607	[1]
LICENCES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	75		75		85
Intangible assets other than goodwill at end of period	75		75		75
SOFTWARES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0		3		8
Intangible assets other than goodwill at end of period	3		0		3
PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	6,529		6,529		0
Intangible assets other than goodwill at end of period	6,529		6,529		6,529
GROSS VALUES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	6,673		6,673		110
Acquisition	3		0		6,564
Intangible assets other than goodwill at end of period	6,677		6,673		6,673
GROSS VALUES | LICENCES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	120		120		85
Acquisition	0		0		35
Intangible assets other than goodwill at end of period	120		120		120
GROSS VALUES | SOFTWARES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	24		24		24
Acquisition	3		0		0
Intangible assets other than goodwill at end of period	27		24		24
GROSS VALUES | PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	6,529		6,529
Acquisition	0		0		6,529
Intangible assets other than goodwill at end of period	6,529		6,529		6,529
AMORTIZATION
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(69)		(66)		(17)
Increase	(1)		(2)		(4)
Impairment					(45)
Intangible assets other than goodwill at end of period	(70)		(69)		(66)
AMORTIZATION | LICENCES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(45)		(45)		0
Increase	0		0		0
Impairment					(45)
Intangible assets other than goodwill at end of period	(45)		(45)		(45)
AMORTIZATION | SOFTWARES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(24)		(21)		(17)
Increase	(1)		(3)		(4)
Impairment					0
Intangible assets other than goodwill at end of period	(25)		(24)		(21)
AMORTIZATION | PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0		0		0
Increase	0		0		0
Impairment					0
Intangible assets other than goodwill at end of period	€ 0		€ 0		€ 0

[1]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).